Loss per share - Reconciliation (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Mar. 27, 2024
Earnings per share [abstract]
Net loss used for basic loss per share	$ (6,669,922)	$ (13,188,219)	$ (13,531,995)	$ (10,482,641)
Less: Dilutive impact related to convertible debentures	0	0	0	3,676,924
Net loss used for diluted loss per share	$ (6,669,922)	$ (13,188,219)	$ (13,531,995)	$ (14,159,565)
Basic weighted-average outstanding ordinary shares (in shares)	90,047,893	79,296,545	87,561,928	79,206,284
Convertible debentures (in shares)	0	0	0	6,388,321
Diluted weighted-average outstanding ordinary shares (in shares)	90,047,893	79,296,545	87,561,928	85,594,605
Basic (in dollars per share)	$ (0.07)	$ (0.17)	$ (0.15)	$ (0.13)
Diluted (in dollars per share)	$ (0.07)	$ (0.17)	$ (0.15)	$ (0.17)
Convertible debentures (in shares)			6,250,000	0
Stock options (in shares)			2,677,133	1,583,085
Restricted stock units (in shares)			666,667	1,666,667
Earnout units (in shares)			26,797,052	26,797,052
Warrant units (in shares)			21,802,814	16,891,050
Total (in shares)			58,193,666	46,937,854
Exercise price of issued shares (in dollars per share)					$ 8.00